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December 16, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 198 to Registration Statement on Form N-1A (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 198 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 199 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of (i) adding an additional sub-adviser for Laudus International MarketMasters Fund and (ii) making certain changes to the principal investment strategies of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, and Schwab Dividend Equity Fund.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA No. 198 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Funds’ registration statement disclosure contained herein because the additional disclosures set forth in this PEA No. 198 are “not substantially different” from the Funds’ disclosures that the Trust previously filed in PEA No. 179 to the Trust’s registration statement on Form N-1A that were reviewed by the Staff in late 2017 among other filings made by funds in the Schwab Fund complex.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen